INVENTORIES	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consist of finished goods, raw materials, and work in progress (“WIP.”) WIP includes the cost of the developed product as well as all of the direct costs incurred to manufacture the product. The cost of the product is capitalized on an average cost basis.

Inventories consisted of the following as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Raw materials	¥29,240	¥13,034
Work in progress	154,231	141,686
Finished goods	23,165	29,177
Total	¥206,636	¥183,897